Schedule of Investments (unaudited) December 31, 2019	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 33.5%
Ambev SA, ADR	14,483,502	$67,493,119
B3 SA — Brasil, Bolsa, Balcao	6,770,150	72,317,932
Banco do Brasil SA	3,862,800	50,720,436
BRF SA, ADR(a)(b)	2,376,230	20,673,201
CCR SA	3,783,200	17,849,985
Cogna Educacao	5,076,500	14,424,241
Embraer SA, ADR(b)	572,519	11,158,395
Pagseguro Digital Ltd., Class A(a)(b)	589,675	20,143,298
Petroleo Brasileiro SA, ADR	4,404,300	70,204,542
Ultrapar Participacoes SA	2,489,900	15,771,162
Vale SA, ADR	10,424,164	137,598,965

		498,355,276

Chile — 7.9%
Banco de Chile	146,017,589	15,476,563
Banco Santander Chile, ADR	510,479	11,776,751
Cencosud SA	4,427,462	5,829,094
Empresas CMPC SA	3,701,424	9,057,278
Empresas COPEC SA	1,197,484	10,749,408
Enel Americas SA, ADR	2,401,001	26,362,991
Enel Chile SA	88,751,643	8,321,020
LATAM Airlines Group SA, ADR(b)	955,627	9,709,170
SACI Falabella	2,393,803	10,317,595
Sociedad Quimica y Minera de Chile SA, ADR	364,374	9,725,142

		117,325,012

Colombia — 2.5%
Bancolombia SA, ADR	371,889	20,375,798
Ecopetrol SA, ADR	811,682	16,201,173

		36,576,971

Mexico — 20.9%
Alfa SAB de CV, Class A	9,405,400	7,809,610
America Movil SAB de CV, Series L, NVS(b)	76,717,000	61,344,350
Cemex SAB de CV, CPO, NVS	49,741,715	18,649,192
Fibra Uno Administracion SA de CV	9,847,900	15,274,570
Fomento Economico Mexicano SAB de CV	6,110,600	57,815,129
Grupo Financiero Banorte SAB de CV, Class O	8,058,100	45,082,518
Grupo Mexico SAB de CV, Series B	10,493,700	28,818,221
Grupo Televisa SAB, CPO	8,314,100	19,534,877
Infraestructura Energetica Nova SAB de CV	1,711,300	8,058,987
Wal-Mart de Mexico SAB de CV	16,648,300	47,739,115

		310,126,569

Peru — 3.9%
Credicorp Ltd.	220,315	46,955,736

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	279,218	$11,861,180

		58,816,916

Total Common Stocks — 68.7% (Cost: $1,136,400,894)		1,021,200,744

Preferred Stocks

Brazil — 30.6%
Banco Bradesco SA, Preference Shares, ADR	13,255,601	118,637,629
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	3,195,191	10,895,601
Gerdau SA, Preference Shares, ADR(b)	3,468,968	16,997,943
Itau Unibanco Holding SA, Preference Shares, ADR	15,931,533	145,773,527
Itausa-Investimentos Itau SA, Preference Shares, NVS	14,702,523	51,497,390
Petroleo Brasileiro SA, ADR, Preference Shares	7,367,068	109,916,655

		453,718,745

Total Preferred Stocks — 30.6% (Cost: $490,943,941)		453,718,745

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	27,176,195	27,187,066
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	223,000	223,000

		27,410,066

Total Short-Term Investments — 1.8% (Cost: $27,406,756)		27,410,066

Total Investments in Securities — 101.1% (Cost: $1,654,751,591)		1,502,329,555

Other Assets, Less Liabilities — (1.1)%		(16,294,813)

Net Assets — 100.0%		$1,486,034,742

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Latin America 40 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	106,085,774	(78,909,579)	27,176,195	$27,187,066	$526,216	(a)	$11,503	$(13,324)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,645,351	(1,422,351)	223,000	223,000	33,602		—	—

				$27,410,066	$559,818		$11,503	$(13,324)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mexican Bolsa Index	178	03/20/20	$4,170	$(102,921)
MSCI Emerging Markets E-Mini	117	03/20/20	6,553	7,298

				$(95,623)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,021,200,744	$—	$—	$1,021,200,744
Preferred Stocks	453,718,745	—	—	453,718,745
Money Market Funds	27,410,066	—	—	27,410,066

	$1,502,329,555	$—	$—	$1,502,329,555

Derivative financial instruments(a)
Assets
Futures Contracts	$7,298	$—	$—	$7,298
Liabilities
Futures Contracts	(102,921)	—	—	(102,921)

	$(95,623)	$—	$—	$(95,623)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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